Commitments and Contingencies - Additional Information 2 (Details) $ in Thousands		1 Months Ended		8 Months Ended	12 Months Ended
	Oct. 24, 2023 USD ($)	Dec. 31, 2020 kWh	Apr. 30, 2020 kWh	Aug. 31, 2020 kWh	Dec. 31, 2023 USD ($)	Dec. 31, 2020	Mar. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Sep. 09, 2022 Units	Sep. 08, 2021 USD ($)
Commitments And Contingencies [Line Items]
Deposit assets non current | $					$ 5,400		$ 4,604	$ 4,941
Mining Services Agreement Revenue | Mining Service Agreement | Block Chain Access UK Limited
Commitments And Contingencies [Line Items]
Percentage of eligible revenue that is freely available for the company					5.00%
Mining Related Equipment [Member]
Commitments And Contingencies [Line Items]
Deposit assets non current | $					$ 0					$ 10,000
Recorded unconditional purchase obligation minimum quantitiy required | Units									885,000
KUB [Member] | Union Data [Member] | Power To Be Procured After Amendment [Member] | Off Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required			200
KUB [Member] | Union Data [Member] | Power To Be Procured After Amendment [Member] | On Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required				6,800
KUB [Member] | Union Data [Member] | Power To Be Procured [Member] | Off Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required			10
KUB [Member] | Union Data [Member] | Power To Be Procured [Member] | On Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required				5,001
KUB [Member] | Union Data [Member] | Power To Be Procured Under Contract [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement renewal period						5 years
With An Energy Provider [Member] | Red Dog [Member] | Power To Be Procured [Member] | Off Peak [Member] | For The First Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required		30
With An Energy Provider [Member] | Red Dog [Member] | Power To Be Procured [Member] | Off Peak [Member] | Beyond Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required		25,001
With An Energy Provider [Member] | Red Dog [Member] | Power To Be Procured [Member] | On Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement period		5 years 6 months
With An Energy Provider [Member] | Red Dog [Member] | Power To Be Procured [Member] | On Peak [Member] | For The First Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required		5,001
With An Energy Provider [Member] | Red Dog [Member] | Power To Be Procured [Member] | On Peak [Member] | Beyond Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required		25,001
Pending Litigation [Member] | Bright Ridge And Washighton County Commission [Member]
Commitments And Contingencies [Line Items]
Loss contingency damages sought value | $	$ 12,500
Additional damages sought per day of operation after the order | $	$ 100
Time limit for removal of equipment from the site	120 days
Loss contingency accrual | $	$ 150,000
Date after which operations shall be discontinued	Mar. 31, 2026